Operating expenses	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating expenses
Operating expenses
17.	Operating expenses

Operating expenses consisted of the followings:

	For the years ended March 31,
	2022	2021	2020
Selling and marketing expenses:
Promotion expenses	$699,307	$939,878	$893,755
Telecommunications service fees	756,546	461,216	296,101
Union pay service charges	175,026	235,038	233,398
Employee compensation	141,038	159,216	81,487
Employee benefit expenses	22,593	11,784	16,060
	$1,794,510	$1,807,132	$1,520,801
General and administrative expenses:
Employee compensation	$2,569,912	$2,620,776	$1,661,587
Consulting fees(1)	253,676	216,309	103,755
Audit fees (1)	432,100	152,925	—
Insurance fee(1)	171,895	151,890	—
Daily expenses	90,801	120,445	25,928
Attorney fee(1)	272,887	94,666	—
Investment relationship fee	19,292	90,581	—
Rental fee(2)	90,748	77,768	138,618
Employee benefit expenses	60,471	39,880	25,147
Depreciation expenses	12,695	—	21,418
Amortization of intangible assets	20,681	—	—
Entertainment	26,344	17,673	14,067
Other	122,799	71,536	48,048
	$4,144,301	$3,654,449	$2,038,568

Operating expenses	$5,938,811	$5,461,581	$3,559,369
(1)	Audit fee, consulting fee, insurance fee, attorney fee for the years ended March 31, 2021 and 2020 were separated from service fee to list as comparative number.
(2)

According to the rental agreement renewal clauses, every renew needs to be renegotiated separately, thus the lease term was less than 12 months and the Company recognized the rental expenses as short-term lease expenses.

13.Operating expenses

Operating expenses consisted of the followings:

	For the years ended March 31,
	2021	2020
Selling and marketing expenses:
Promotion expenses	$939,878	$893,755
Telecommunications service fees	461,216	296,101
Union pay service charges	235,038	233,398
Employee compensation	159,216	81,487
Employee benefit expenses	11,784	16,060
	$1,807,132	$1,520,801

General and administrative expenses:
Employee compensation	$2,620,776	$1,661,587
Consulting fees	216,309	103,755
Audit fees	152,925	—
Insurance fee	151,890	—
Travel and Communication expenses	120,445	25,928
Attorney fee	94,666	—
Investment relationship fee	90,581	—
Rental fee	77,768	138,618
Employee benefit expenses	39,880	25,147
Depreciation expenses of vehicles	—	21,418
Entertainment	17,673	14,067
Other	71,536	48,048
	$3,654,449	$2,038,568

Operating expenses	$5,461,581	$3,559,369